SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Interest income withdrawn from trust									$ 326,352	$ 836,205
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					18,391,289				17,825,001
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%				21.00%	21.00%
Ensysce Biosciences, Inc [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				4,463,823		5,805,250	4,573,506	5,802,476	3,660,064	5,216,220
Fair value of embedded derivatives										$ 269,000
Depreciation expense				$ 50		$ 50	$ 101	$ 100	$ 201	$ 201
Put option percentage									10.00%
Discount rate of put option									42.90%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									21.00%	21.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used									As of December 31, 2020, assumptions included a probability of exercise of the put option of 10% and a discount rate of 42.9%. As of December 31, 2019, assumptions included a probability of exercise of the put option of 80% and a discount rate range of 65.5% to 93.1%, with a weighted-average discount rate of 66.4%.
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member]
Property, Plant and Equipment [Line Items]
Research and development description		In August 2019, the grant was amended such that the approved budget for the two-year period decreased to approximately $5.1 million ($2.1 million and $3.0 million in years 1 and 2, respectively).	The total approved budget for the two-year period was approximately $5.4 million ($3.2 million and $2.2 million in years 1 and 2 respectively) of which the Company must contribute $1.1 million in the first year of the grant.
Approved budget for research and development		$ 5,100,000	$ 5,400,000
Revenues									$ 3,037,234	$ 1,706,508
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member] | Years One [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development		2,100,000	3,200,000
Company contribution for research and development			1,100,000
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member] | Years Two [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development		$ 3,000,000.0	$ 2,200,000
Ensysce Biosciences, Inc [Member] | T A A P M P A R Grant [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development	$ 5,400,000
Revenues									$ 893,975	$ 57,453
Ensysce Biosciences, Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life									5 years
Ensysce Biosciences, Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life									6 years
Ensysce Biosciences, Inc [Member] | Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Increase, Accrued Interest									$ 11,331